INTANGIBLE ASSETS - Disclosure of detailed information about intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	$ 471,311
Intangible assets at end of period	1	$ 471,311
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	1,185,110	1,185,110	$ 883,772
Additions	0	0	301,338
Impairment	(471,310)
Intangible assets at end of period	713,800	1,185,110	1,185,110
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(713,799)	(713,799)	(409,820)
Amortization	0	0	303,979
Intangible assets at end of period	(713,799)	(713,799)	(713,799)
Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	0
Intangible assets at end of period	0	0
Patent [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	40,840	40,840	40,840
Additions	0	0	0
Impairment	0
Intangible assets at end of period	40,840	40,840	40,840
Patent [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(40,840)	(40,840)	(40,840)
Amortization	0	0	0
Intangible assets at end of period	(40,840)	(40,840)	(40,840)
Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	0
Intangible assets at end of period	0	0
Rights [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	672,959	672,959	672,959
Additions	0	0	0
Impairment	0
Intangible assets at end of period	672,959	672,959	672,959
Rights [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(672,959)	(672,959)	(368,980)
Amortization	0	0	303,979
Intangible assets at end of period	(672,959)	(672,959)	(672,959)
Intellectual Property [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	471,311
Intangible assets at end of period	1	471,311
Intellectual Property [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	471,311	471,311	169,973
Additions	0	0	301,338
Impairment	(471,310)
Intangible assets at end of period	1	471,311	471,311
Intellectual Property [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	0	0	0
Amortization	0	0	0
Intangible assets at end of period	$ 0	$ 0	$ 0